Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2023
Registrant Name	dei_EntityRegistrantName	AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0000350181
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2023
Prospectus Date	rr_ProspectusDate	Nov. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A